Statement of Financial Position (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	€ 11,142	€ 6,681
Current portion of net trade accounts and notes receivable	6,943	7,895
Other receivables	1,200	1,497
Inventories	5,908	4,698
Deferred tax assets	40	22
Other assets, current portion	381	331
Short-term investment	1,000	1,000
Total current assets	26,615	22,125
Noncurrent Assets
Property and equipment, net	2,122	1,655
Intangible assets, net	24	36
Goodwill	2,412	2,412
Deposits and other non-current assets	344	331
Net Trade accounts and notes receivable, non current	638	316
Total assets	32,154	26,874
Current liabilities
Trade accounts and notes payable	5,505	5,435
Deferred revenues, current portion	1,102	826
Social security and other payroll withholdings taxes	872	760
Employee absences compensation	544	506
Income taxes payable	4	10
Other accrued liabilities	1,671	1,570
Short-term borrowings	2,126	2,208
Current portion of capital lease obligations	217	184
Current portion of long-term debt	116	90
Total current liabilities	12,158	11,589
Deferred revenues, non current	74	47
Capital lease obligations, non current	355	378
Financial instruments carried at fair value	2,092	3,439
Long-term debt, non current	342	239
Other long-term liabilities	1,991	1,897
Total liabilities	17,013	17,589
Shareholders’ equity
Common stock, Euros 0.13 par value; 25,246,948 shares issued and 24,865,420 shares outstanding; 22,171,198 shares issued and 21,789,670 shares outstanding; at December 31, 2014 and 2013, respectively	3,282	2,882
Additional paid-in capital	57,344	51,385
Retained earnings	(41,102)	(40,590)
Cumulative other comprehensive loss	(3,211)	(3,221)
Treasury stock, at cost; 381,528 at December 31, 2012 and 2011, respectively	(1,172)	(1,172)
Total shareholders’ equity	15,141	9,284
Total liabilities and shareholders’ equity	€ 32,154	€ 26,874